Average Annual Total Returns{- Fidelity Freedom Index 2015 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2015 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1902 Past 1 year	F1902 Past 5 years	F1902 Past 10 years
Total	6.73%	8.61%	7.30%	5.82%	7.00%	6.19%	4.27%	6.37%	5.55%	(1.54%)	3.57%	2.90%	7.04%	8.77%	7.89%